Annual Fund Operating Expenses - Becker Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.78%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.68%	[1]

[1]	Becker Capital Management, Inc. (the “Advisor”), has contractually agreed to reduce its management fee and/or reimburse certain expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as Acquired Fund Fees and Expenses; extraordinary litigation expenses; Rule 12b-1 fees; shareholder servicing fees; and any other class-specific expenses) so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.68% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, and will remain in effect at least through February 28, 2027. The Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.